Taxes (Details 3) (USD $) In Millions, unless otherwise specified			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum
Deferred Tax Assets
Retirement benefits	$ 5,870	$ 5,169
Share-based and other compensation	1,666	1,598
Deferred income	1,018	834
Domestic tax loss/credit carryforwards	954	914
Foreign tax loss/credit carryforwards	681	752
Bad debt, inventory and warranty reserves	586	608
Depreciation	456	474
Other	1,384	1,479
Gross deferred tax assets	12,615	11,828
Less: valuation allowance	1,187	912
Net deferred tax assets	11,428	10,916
Deferred Tax Liabilities
Leases	2,216	2,149
Depreciation	1,378	1,421
Goodwill and intangible assets	957	796
Software development costs	542	466
Retirement benefits	257	551
Other	1,158	1,121
Gross deferred tax liabilities	6,508	6,504
Foreign and Domestic Loss Carryforward
Tax effect of foreign and domestic loss carryforwards	706
Tax effect of foreign and domestic tax credit carryforwards	$ 929
Number of years for which carryforwards are available			2 years	10 years